DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments

	Gain recognized in Statements of Comprehensive Gain		Gain (loss) recognized in consolidated statements of operations
		Statement
	December 31,	of Operations	Year ended December 31,
	2017	item	2015	2016	2017

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	303	Operating expenses	$110	$261	1,772

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	705	(452)	(2,538)

Total	303		$815	$(191)	$(766)

		December 31,
	Balance sheet	2016	2017

Derivatives designated as hedging instruments: Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$21	$303
	"Other account payables and accrued expenses"	$(277)	$-
	"Other comprehensive income (loss)"	$(256)	$303

Derivatives not designated as hedging instruments: Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$176	$148
	"Other account payables and accrued expenses"	$(79)	$(457)